Financial Liabilities - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended														1 Months Ended			0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended	1 Months Ended
	Aug. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2009	Dec. 31, 2013 Smartag	Dec. 31, 2012 Smartag	Dec. 31, 2013 Bluehill ID	Dec. 31, 2013 Bluehill ID	Dec. 31, 2012 Bluehill ID	Dec. 31, 2011 Bluehill ID	Dec. 31, 2013 Maximum	Dec. 31, 2013 Minimum	Dec. 31, 2013 Acquisition Debt Note Smartag	Dec. 31, 2012 Acquisition Debt Note Smartag	Dec. 31, 2011 Acquisition Debt Note Smartag	Dec. 31, 2013 Equipment financing facilities Payment Solution AG	Dec. 31, 2012 Equipment financing facilities Payment Solution AG	Dec. 31, 2013 Equipment financing facilities Maximum Payment Solution AG	Dec. 31, 2013 Equipment financing facilities Minimum Payment Solution AG	Dec. 31, 2013 Bank loan obligations	Dec. 31, 2012 Bank loan obligations	Mar. 31, 2014 Subsequent Event	Mar. 31, 2014 Subsequent Event Maximum	Mar. 31, 2014 Subsequent Event Minimum	Aug. 07, 2013 Hercules Technology Growth Capital, Inc.	Dec. 31, 2013 Hercules Technology Growth Capital, Inc. Installment	Dec. 31, 2012 Hercules Technology Growth Capital, Inc.	Oct. 30, 2012 Hercules Technology Growth Capital, Inc.	Mar. 05, 2013 Hercules Technology Growth Capital, Inc. First amendment	Apr. 22, 2013 Hercules Technology Growth Capital, Inc. Second amendment	Aug. 07, 2013 Hercules Technology Growth Capital, Inc. Third amendment	Dec. 31, 2013 Hercules Technology Growth Capital, Inc. Third amendment	Oct. 30, 2012 Hercules Technology Growth Capital, Inc. Subsequent Event	Oct. 30, 2012 Hercules Technology Growth Capital, Inc. Subsequent Event Maximum	Oct. 30, 2012 Hercules Technology Growth Capital, Inc. Subsequent Event Secured notes	Oct. 30, 2012 Hercules Technology Growth Capital, Inc. Subsequent Event Secured notes Maximum	Oct. 30, 2012 Hercules Technology Growth Capital, Inc. Subsequent Event Term Loan Facility Initial Draw
Debt Instrument [Line Items]
Term loan																							$ 10,000,000														$ 10,000,000
Initial advance of the debt note received from lender at the time of issuance																																						7,500,000
Term loan, additional advance																																			2,500,000	10,000,000
Net proceeds from debt offering																																		6,900,000
Debt issuance cost																																		600,000
Additional loan facility																													10,000,000
Term loan, maturity date																							Mar. 31, 2017				Nov. 01, 2015
Term loan, interest rate term																											Bears interest at a rate of the greater of (i) the prime rate plus 7.75% and (ii) 11.00%.
Additional interest above base rate								2.00%																6.00%	2.75%		7.75%
Interest rate																											11.00%
Term loan, payment term																											Interest on the Secured Note is payable monthly beginning on November 1, 2012, and the principal balance is payable in 30 equal monthly installments beginning on May 1, 2013.
Number of monthly installments																											30
Debt instrument, first date of principal payment																											May 01, 2013
Payment of financing costs																											150,000
Percentage of financing cost credited to the company if all advances are repaid on maturity																											50.00%
Percentage of term charge and success fee from maximum term loan																											5.00%
Additional loan fee payable to lender																											1,000,000
Number of installments to pay fees																											3
Debt instrument, additional fees, date of first installment payment																											Oct. 30, 2013
Debt interest expense																											1,500,000	200,000
Consideration paid in cash, fees																														76,268	114,397	106,000
Equity financing to raise																										6,000,000
Issuance of common stock in connection with capital raise, net of issuance costs	7,100,000	3,366,000		18,212,000
Warrants issued to purchase common stock																																992,084
Warrant exercise price					3.00																											0.71
Warrants exercise term (in years)																																5 years
Private placement warrant estimated volatility	91.57%																																99.00%
Private placement warrant risk free interest rate	1.08%																																1.38%
Private placement warrant term	4 years																																5 years
Fair value of warrants	4,000,000																															500,000
Business acquisition, debt incurred						2,200,000
Business acquisition, debt note interest rate						6.00%			5.50%										18.60%	8.60%	11.15%
Debt payment period after closing date						30 months
Interest expense									55,000	55,000	84,000			7,000	51,000	134,000	300,000	400,000			200,000	200,000
Debt note outstanding							400,000
Financial liabilities			5,318,000														0	4,500,000
Short-term liabilities																		1,600,000
Long-term liabilities																		2,900,000
Maturity year									2026								2014				2017
Debt instrument periodic payment																	200,000
Debt instrument periodic payment per quarter for current year																	300,000
Debt instrument final payment																	800,000
Debt instrument final payment date																	2014-10
Monthly payment towards principal amount									4,800												100,000
Approximate total amount that can be advanced under line of credit		300,000						100,000	100,000
Interest accrued on revolving line of credit												11.25%	6.25%
Interest accrued on revolving line of credit over the limit		15.95%						10.75%	10.75%
Interest expense on the line of credit		$ 8,000	$ 11,000
Percentage of ownership								100.00%	100.00%